N-2 - USD ($) $ / shares in Units, $ in Thousands				5 Months Ended	12 Months Ended
		Jun. 02, 2023	Mar. 31, 2023	Mar. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cover [Abstract]
Entity Central Index Key		0000009521
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Bancroft Fund Ltd.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended March 31, 2023 and the fiscal year ended October 31, 2022, the Fund repurchased and retired 14,049 and 55,950, of its common shares at investments of $241,850 and $1,125,238 respectively, and at average discounts of approximately 13.96% and 11.82% from its NAV.

Transactions in common shares of beneficial interest for the period ended March 31, 2023 and the fiscal year ended October 31, 2022 were as follows:

	Period Ended
	March 31, 2023		Year Ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount

Net increase in net assets from common shares issued upon reinvestment of distributions	53,634	$927,329	376,622	$9,754,495
Net decrease from repurchase of common shares	(14,049)	(241,850)	(55,950)	(1,125,238)
Net increase from transactions in Fund shares	39,585	$685,479	320,672	$8,629,257

On August 9, 2016, the Fund issued 1,200,000 shares of 5.375% Series A Cumulative Preferred (Series A Preferred). At any time, the Fund, at its option, may redeem its Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the period ended March 31, 2023, the Fund repurchased and retired 3,587 Series A Preferred at an investment of $81,994 and at an average discount of approximately 8.61% to the liquidation preference. During the fiscal year ended October 31, 2022, the Fund did not repurchase any Series A Preferred. At March 31, 2023, 1,196,413 Series A Preferred were outstanding and accrued dividends amounted to $22,329.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Series A Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 29,910	$ 29,910	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Senior Securities Coverage per Unit			$ 122.70	$ 122.70	$ 123.03	$ 177.12	$ 152.94	$ 138.47	$ 128.27
Preferred Stock Liquidating Preference			$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	[1]			$ 23.70	$ 24.68	$ 25.72	$ 25.65	$ 25.36	$ 25.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			1,196,413	1,196,000	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 19.89	$ 19.89
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			5,878,043
Cumulative Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

[1]	Based on weekly prices.